Pledged Assets	12 Months Ended
Dec. 31, 2017
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Pledged Assets
39.	PLEDGED ASSETS

The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2016 and 2017, the aforementioned other financial assets amounted to NT$185.7 million and NT$165.6 million, respectively.